Income Taxes (Components of Net Deferred Tax Assets (Liabilities)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Net operating loss carryforwards	[1],[2]	¥ 452,166		¥ 341,572
Valuation allowance		438,344	[1]	339,922	[1]	¥ 388,551	¥ 443,847
Parent Company
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Net operating loss carryforwards		271,266		¥ 268,544
Net operating loss carryforwards expired								¥ 1,262,000
Mizuho Securities Company Limited
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Net operating loss carryforwards		115,698
Valuation allowance		¥ 90,204

[1]	The amount includes ¥115,698 million related to MHSC's net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2017. The tax effect of the net operating loss carryforwards is substantially offset by ¥90,204 million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥268,544 million and ¥271,266 million related to MHFG's net operating loss carryforwards resulting mainly from intercompany capital transactions as of March 31, 2016 and 2017, respectively. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards.